Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Number of Common Shares Outstanding

	December 31,
	2012	2011

Net income (loss)	$(214)	$742

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049